CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating revenues
Interest income related parties – direct financing leases	$ 0	$ 382	$ 5,186
Interest income other – sales-type, direct financing leases and leaseback assets	6,192	8,534	14,338
Service revenue related parties – direct financing leases	0	1,746	6,570
Profit sharing revenues – related parties	0	3,044	10,103
Profit sharing income – other	13,162	24,786	10,601
Time charter revenues – related parties	54,601	52,326	50,463
Time charter revenues – other	489,833	423,662	319,282
Bareboat charter revenues – related parties	0	17,770	28,898
Bareboat charter revenues – other	0	41,183	1,798
Voyage charter revenues	33,648	72,362	61,804
Drilling contract revenues	146,890	18,775	0
Other operating income	7,960	5,823	4,353
Total operating revenues	752,286	670,393	513,396
Gain on sale of assets, net	18,670	13,228	39,405
Operating expenses
Vessel operating expenses – related parties	22,736	24,141	28,623
Vessel operating expenses – other	158,197	164,261	128,109
Rig operating expenses	112,823	16,741	0
Depreciation	214,062	187,827	138,330
Vessel impairment charge	7,389	0	1,927
Administrative expenses – related parties	1,455	1,541	740
Administrative expenses – other	14,110	13,636	12,234
Total operating expenses	530,772	408,147	309,963
Net operating income	240,184	275,474	242,838
Non-operating income / (expense)
Interest income – related parties, long term loans to associated companies	4,563	4,563	6,921
Interest income – related parties, other	0	463	443
Interest income – other	9,073	2,947	86
Interest expense	(167,010)	(117,339)	(97,090)
(Loss)/gain on investments in debt and equity securities	(1,912)	18,171	995
Loss on purchase of bonds and debt extinguishment	(540)	0	(727)
Dividend income – related parties	1,246	128	0
Other financial items, net	(1,192)	15,528	6,683
Equity in earnings of associated companies	2,848	2,833	4,194
Income before taxes	87,260	202,768	164,343
Tax expense	(3,323)	0	0
Net income	$ 83,937	$ 202,768	$ 164,343
Per share information:
Basic earnings per share (in dollars per share)	$ 0.67	$ 1.60	$ 1.35
Weighted average number of shares outstanding, basic (in shares)	126,249	126,789	122,141
Diluted earnings per share (in dollars per share)	$ 0.66	$ 1.53	$ 1.30
Weighted average number of shares outstanding, diluted (in shares)	126,584	137,377	139,383
Cash dividend per share declared and paid (in dollars per share)	$ 0.97	$ 0.88	$ 0.63